Related party transactions (Details 1) - USD ($) $ in Thousands		Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Total		$ 0	$ 0
Hoegh LNG and Subsidiaries [Member]
Related Party Transaction [Line Items]
Newbuilding supervision cost	[1]	1,228	4,935
Interest expense capitalized from Höegh LNG	[2]	1,464	4,579
Total		$ 2,692	$ 9,514

[1]	Interest expense capitalized charged from Höegh LNG and affiliates : As described under 8) below, Höegh LNG and its affiliates have provided funding for the PGN FSRU Lampung and the Mooring (a component of the construction contract expense), which qualify under US GAAP as capitalized interest for the construction in progress.
[2]	Interest income from joint ventures and demand note: The Partnership and its joint venture partners have provided subordinated financing to the joint ventures as shareholder loans. Interest income for the Partnership’s shareholder loans to the joint ventures is recorded as interest income. In the consolidated and combined carve-out statements of cash flows, the interest paid from joint ventures is treated as a return on investment and included in net cash flows from operating activities. Interest income also includes interest on the $140 million demand note due from Höegh LNG. Refer to Demand note due from owner below.